Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TORRAY FUND
Prospectus Date	rr_ProspectusDate	May 01, 2015
THE TORRAY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Torray Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Torray Fund’s (the “Fund”) investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long- and short-term gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.68% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.68%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Approach
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in the common stocks of high quality businesses that are fairly priced and run by sound management. These companies must have solid finances and a long-term record of rising sales, earnings and free cash flow. Investments are held as long as the issuers’ fundamentals remain intact. The Fund invests principally in the common stocks of large capitalization companies. Large capitalization companies are those with market capitalizations of $8 billion or more.

		Ordinarily, 90% or more of the Fund’s assets will be invested in common stocks with the balance held in U.S. Treasury securities or other cash equivalents. Although the number of holdings may vary, the Fund usually holds between 25 and 40 stocks, with positions in individual issuers generally limited to between 2% and 4% of the Fund’s assets. Generally, positions in individual issuers will not exceed 5% of Fund assets. The Fund will not invest in excess of 25% of its assets in any one industry and generally does not invest greater than 25% of its assets in any specific group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Risk. All investments are subject to risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC’s (the “Manager’s”) business analyses prove faulty.

Market Risk. The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

		No Guarantee. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC’s (the “Manager’s”) business analyses prove faulty.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Below is a bar chart and performance table that provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund's annual total returns have varied from year to year. The performance table provides the Fund's average annual total returns both on a before-tax and an after-tax basis, and compares the Fund's performance against the performance of an unmanaged market index. It is important to remember that the Fund's past performance (both before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund's website (torray.com/performance.html).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates how the Fund's annual total returns have varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	(torray.com/performance.html)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	It is important to remember that the Fund's past performance (both before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period covered by this bar chart, the Fund’s highest return for a calendar quarter was 15.78% in the third quarter of 2009, and the lowest return for a calendar quarter was (23.30)% in the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
THE TORRAY FUND | TORRAY FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
2005	rr_AnnualReturn2005	2.08%
2006	rr_AnnualReturn2006	13.74%
2007	rr_AnnualReturn2007	(0.80%)
2008	rr_AnnualReturn2008	(37.39%)
2009	rr_AnnualReturn2009	24.80%
2010	rr_AnnualReturn2010	10.90%
2011	rr_AnnualReturn2011	6.01%
2012	rr_AnnualReturn2012	8.38%
2013	rr_AnnualReturn2013	32.84%
2014	rr_AnnualReturn2014	12.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.30%)
1 Year	rr_AverageAnnualReturnYear01	12.04%
5 Years	rr_AverageAnnualReturnYear05	13.65%
10 Years	rr_AverageAnnualReturnYear10	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	10.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1990
THE TORRAY FUND | Return After Taxes on Distributions | TORRAY FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	13.43%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	9.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1990
THE TORRAY FUND | Return After Taxes on Distributions and Sale of Fund Shares | TORRAY FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.03%
5 Years	rr_AverageAnnualReturnYear05	10.97%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	8.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1990
THE TORRAY FUND | S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	10.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1990